UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	13,836,213	13,801,795	16,338,511	17,349,629
Weighted average exercise price (in dollars per share) | $	$ 20.56	$ 20.54	$ 20.49	$ 20.53
2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	226,800	226,800	254,600
Weighted average exercise price (in dollars per share) | $	$ 13.07	$ 13.07	$ 13.07
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	246,400	246,400	316,100
Weighted average exercise price (in dollars per share) | $	$ 17.44	$ 17.44	$ 17.44
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	508,300	517,300	724,700
Weighted average exercise price (in dollars per share) | $	$ 18.07	$ 18.07	$ 18.03
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	656,220	675,420	948,980
Weighted average exercise price (in dollars per share) | $	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	7,878,998	7,946,313	9,071,225
Weighted average exercise price (in dollars per share) | $	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,376,295	1,730,210	2,153,923
Weighted average exercise price (in dollars per share) | $	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,049,450	2,365,602	2,868,983
Weighted average exercise price (in dollars per share) | $	$ 19.51	$ 19.51	$ 19.51
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	93,750
Weighted average exercise price (in dollars per share) | $	$ 22.92	$ 22.92
2028
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	800,000
Weighted average exercise price (in dollars per share) | $	$ 22.50